Average Annual Total Returns - FIMMFunds-InstitutionalComboPRO - FIMMFunds-InstitutionalComboPRO - Fidelity Investments Money Market Money Market Portfolio - Fidelity Investments Money Market - Money Market Portfolio - Institutional Class - Return Before Taxes
May 30, 2023
Average Annual Return:
Past 1 year	1.72%
Past 5 years	1.33%
Past 10 years	0.87%